SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Professional fees	$ 223,401	$ 324,629	$ 436,541
Promotion expenses	38,583	38,583	36,024
Payroll	22,192	21,164	22,669
Amounts held in eWallets	210,702	216,049	223,781
Tax penalty	75,000	75,000	75,000
Others	16,797	37,852	64,340
Total	$ 586,675	$ 713,277	$ 858,355